Xtrackers S&P 100 Ex Top 20 ETF Average Annual Total Returns			12 Months Ended	26 Months Ended	30 Months Ended	60 Months Ended	66 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 100 Ex-Top 20 Select Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]
S&P 500 Value Scored & Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.29%	13.74%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	24.04%	19.59%	14.53%	15.38%
Xtrackers S and P 100 Ex Top 20 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.11%	12.63%
Xtrackers S and P 100 Ex Top 20 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.13%	10.08%
Xtrackers S and P 100 Ex Top 20 ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.08%	13.56%
Performance Inception Date		Nov. 09, 2022

[1]	The S&P 100 Ex-Top 20 Select Index commenced on October 20, 2025 and therefore does not have performance data as of December 31, 2024.